Exhibit 99.1

	Check if Registered	Name of Originator
Name of Issuing Entity			Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2016-31		Freddie	247	62,185,493.21	100.00%	-	-	0.00%	-	-	0	1	250,000.00	0.40%	-	-	0	-	-	0.00%	-	-	0
2016-32		Ditech	821	168,419,814.61	100.00%	3	829,521.59	0.49%	-	-	0	5	1,333,128.39	0.79%	-	-	0	1	263,606.41	0.16%	-	-	0
Total			1,068	230,605,307.82	100.00%	3	829,521.59	0.36%	0	0.00	0.00%	6	1,583,128.39	0.69%	0	-	0.00%	1	263,606.41	0.11%	0	0.00	0.00%